Shareholder Report, Average Annual Return (Details)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		21 Months Ended	33 Months Ended	44 Months Ended	46 Months Ended	60 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	106 Months Ended	108 Months Ended	117 Months Ended	119 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000116524
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory US 500 Enhanced Volatility Wtd Index Fund
Average Annual Return, Percent						(0.50%)					5.69%								6.70%
C000116526
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory US 500 Enhanced Volatility Wtd Index Fund
Average Annual Return, Percent						3.83%					6.16%								6.68%
C000116490
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Average Annual Return, Percent						(1.57%)					1.64%								2.11%
C000116492
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Average Annual Return, Percent						2.60%					2.07%								2.09%
Without Sales Load [Member] | C000116524
Average Annual Return [Line Items]
Average Annual Return, Percent						5.54%					6.95%								7.34%
Without Sales Load [Member] | C000116526
Average Annual Return [Line Items]
Average Annual Return, Percent						4.83%					6.16%								6.68%
Without Sales Load [Member] | C000116527
Average Annual Return [Line Items]
Average Annual Return, Percent						5.81%					7.22%								7.60%
Without Sales Load [Member] | C000116490
Average Annual Return [Line Items]
Average Annual Return, Percent						4.43%					2.85%								2.71%
Without Sales Load [Member] | C000116492
Average Annual Return [Line Items]
Average Annual Return, Percent						3.60%					2.07%								2.09%
Without Sales Load [Member] | C000116493
Average Annual Return [Line Items]
Average Annual Return, Percent						4.74%					3.22%								3.03%
Without Sales Load [Member] | C000219860
Average Annual Return [Line Items]
Average Annual Return, Percent						4.50%			2.81%
Without Sales Load [Member] | C000139051
Average Annual Return [Line Items]
Average Annual Return, Percent						13.07%					10.17%								10.02%
Without Sales Load [Member] | C000157585
Average Annual Return [Line Items]
Average Annual Return, Percent						12.84%					9.54%					8.99%
Without Sales Load [Member] | C000157586
Average Annual Return [Line Items]
Average Annual Return, Percent						8.20%					4.75%				4.74%
Without Sales Load [Member] | C000157588
Average Annual Return [Line Items]
Average Annual Return, Percent						12.24%					9.01%					9.87%
Without Sales Load [Member] | C000157589
Average Annual Return [Line Items]
Average Annual Return, Percent						8.02%					7.75%					8.53%
Without Sales Load [Member] | C000157590
Average Annual Return [Line Items]
Average Annual Return, Percent						8.52%					4.59%				3.54%
Without Sales Load [Member] | C000180597
Average Annual Return [Line Items]
Average Annual Return, Percent						6.81%					9.91%			11.32%
Without Sales Load [Member] | C000180594
Average Annual Return [Line Items]
Average Annual Return, Percent						13.33%					10.10%		11.05%
Without Sales Load [Member] | C000139053
Average Annual Return [Line Items]
Average Annual Return, Percent						6.23%					7.65%								7.99%
Without Sales Load [Member] | C000139055
Average Annual Return [Line Items]
Average Annual Return, Percent						6.01%					8.68%								8.65%
Without Sales Load [Member] | C000139052
Average Annual Return [Line Items]
Average Annual Return, Percent						(1.30%)					7.59%							5.16%
Without Sales Load [Member] | C000139054
Average Annual Return [Line Items]
Average Annual Return, Percent						2.77%					1.66%						0.99%
Without Sales Load [Member] | C000221407
Average Annual Return [Line Items]
Average Annual Return, Percent						11.29%				4.12%
Without Sales Load [Member] | C000230775
Average Annual Return [Line Items]
Average Annual Return, Percent						8.26%		4.83%
Without Sales Load [Member] | C000243210
Average Annual Return [Line Items]
Average Annual Return, Percent					24.67%	23.39%
Without Sales Load [Member] | C000243212
Average Annual Return [Line Items]
Average Annual Return, Percent				4.83%
Without Sales Load [Member] | C000210928
Average Annual Return [Line Items]
Average Annual Return, Percent						7.27%					2.81%	2.84%
Without Sales Load [Member] | C000210929
Average Annual Return [Line Items]
Average Annual Return, Percent						3.72%					0.56%	1.55%
Without Sales Load [Member] | C000230774
Average Annual Return [Line Items]
Average Annual Return, Percent						4.37%		(2.12%)
Without Sales Load [Member] | C000230773
Average Annual Return [Line Items]
Average Annual Return, Percent						5.45%		(3.43%)
Without Sales Load [Member] | C000250755
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
Without Sales Load [Member] | C000210925
Average Annual Return [Line Items]
Average Annual Return, Percent						19.08%					9.84%	8.05%
Without Sales Load [Member] | C000210930
Average Annual Return [Line Items]
Average Annual Return, Percent						17.77%					10.30%	8.27%
Without Sales Load [Member] | C000210926
Average Annual Return [Line Items]
Average Annual Return, Percent						13.82%					4.53%	2.42%
Without Sales Load [Member] | C000210927
Average Annual Return [Line Items]
Average Annual Return, Percent						22.64%					5.93%	3.13%
Without Sales Load [Member] | C000238316
Average Annual Return [Line Items]
Average Annual Return, Percent						21.67%	27.70%
Without Sales Load [Member] | C000250754
Average Annual Return [Line Items]
Average Annual Return, Percent	0.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%								12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%								12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%								12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%					(0.23%)								1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%					(0.23%)								1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%					(0.23%)								1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%			(2.64%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%								12.78%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.13%					14.14%					12.63%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						11.54%					6.46%				5.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%					13.39%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.13%					14.14%					12.63%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						11.54%					6.46%				5.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%			14.41%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%		14.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%					15.05%								12.78%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.88%					14.61%								12.44%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						19.37%					10.76%							8.64%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						11.54%					6.46%						5.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%				15.04%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.13%		8.97%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent					25.67%	23.88%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent				15.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%					(0.23%)	0.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%					(0.23%)	0.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%		(3.39%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%		(3.39%)
WestEnd Economic Cycle Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.88%					14.61%	13.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						23.13%					14.14%	13.08%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						19.37%					10.76%	9.40%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						19.37%					10.76%	9.40%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						24.56%	29.73%
WestEnd Global Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	0.06%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index													FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.64%					2.22%								1.53%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index													FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.64%					2.22%								1.53%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index													FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.64%					2.22%								1.53%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month U.S. Treasury Bill Index			FTSE 3-Month U.S. Treasury Bill Index			FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.64%			2.60%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index			Bloomberg U.S. Treasury Bellwethers 3-Month Index
CEMP US Large Cap 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Volatility Weighted Index
US 500 Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						13.08%					10.18%								10.02%
CEMP US Small Cap 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap 500 Volatility Weighted Index										Nasdaq Victory US Small Cap 500 Volatility Weighted Index
Average Annual Return, Percent						13.34%					9.99%					9.38%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
US Small Cap Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						12.97%					9.56%					9.00%
CEMP International 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International 500 Volatility Weighted Index									Nasdaq Victory International 500 Volatility Weighted Index
Average Annual Return, Percent						8.53%					5.07%				5.09%
International Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						7.70%					4.70%				4.74%
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index										Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent						12.65%					9.39%					10.27%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
US Large Cap High Div Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						12.28%					9.00%					9.87%
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index										Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent						8.50%					8.21%					8.95%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
US Small Cap High Div Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						8.02%					7.75%					8.53%
CEMP International High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International High Dividend 100 Volatility Weighted Index									Nasdaq Victory International High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent						8.90%					5.14%				4.03%
International High Div Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						8.13%					4.42%				3.51%
Nasdaq Victory Dividend Accelerator Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Dividend Accelerator Index								Nasdaq Victory Dividend Accelerator Index
Average Annual Return, Percent						7.18%					10.31%			11.72%
Dividend Accelerator ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						6.83%					9.90%			11.31%
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Multi-Factor Minimum Volatility Index							Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return, Percent						13.73%					10.50%		11.46%
US Multi-Factor Minimum Volatility ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						13.45%					10.12%		11.04%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index													Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						6.66%					8.09%								8.44%
US 500 Enhanced Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						6.31%					7.66%								7.99%
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index													Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						6.54%					9.17%								9.15%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
US EQ Income Enhanced Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						6.02%					8.67%								8.65%
CEMP US Small Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index												Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						(0.68%)					8.22%							5.68%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
US Discovery Enhanced Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						(1.28%)					7.59%							5.15%
CEMP International 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International 500 Long/Cash Volatility Weighted Index											Nasdaq Victory International 500 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						3.66%					2.36%						1.69%
Developed Enhanced Volatility Wtd ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						2.23%					1.71%						0.99%
Nasdaq Next 50 ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						11.32%				4.12%
Nasdaq Q-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Q-50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Nasdaq Q-50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell MidCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent						12.88%		2.89%
THB Mid Cap ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						8.29%		4.85%
VictoryShares Free Cash Flow ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent					24.69%	23.42%
Victory U.S. Large Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Victory U.S. Large Cap Free Cash Flow Index			Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent					14.73%	13.06%
VictoryShares Small Cap Free Cash Flow ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent				4.84%
Victory US Small Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory U.S. Small Cap Free Cash Flow Index		Victory U.S. Small Cap Free Cash Flow Index
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent				4.07%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year Credit Index						Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent						5.64%					1.73%	2.01%
VictoryShares Short-Term Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						7.28%					2.80%	2.85%
VictoryShares Core Intermediate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						3.57%					0.55%	1.56%
Core Plus Intermediate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						4.30%		(2.05%)
Corporate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						5.42%		(3.37%)
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index					Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent						4.63%		(3.40%)
Bloomberg Barclays U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	(0.57%)
Nasdaq Victory US Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Value Momentum Index						Nasdaq Victory US Value Momentum Index
Average Annual Return, Percent						19.42%					10.08%	8.29%
Nasdaq US 500 Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq US 500 Large Cap Index
VictoryShares US Value Momentum ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						19.21%					9.86%	8.06%
Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Mid Cap Value Momentum Index						Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return, Percent						18.29%					10.69%	8.64%
Nasdaq US 1300 Small Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq US 1300 Small Mid Cap Index
VictoryShares US Small Mid Cap Value Momentum ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						17.88%					10.35%	8.29%
Nasdaq Victory International Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International Value Momentum Index						Nasdaq Victory International Value Momentum Index
Average Annual Return, Percent						14.30%					4.98%	2.83%
Nasdaq DM Ex United States Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq DM Ex United States Large Mid Cap Index
VictoryShares International Value Momentum ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						13.72%					4.49%	2.42%
Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Emerging Market Value Momentum Index						Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return, Percent						25.82%					7.29%	4.29%
Nasdaq Emerging Market Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Emerging Market Large Mid Cap Index
VictoryShares Emerging Markets Value Momentum ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						21.32%					5.63%	2.94%
WestEnd US Sector ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent						21.74%	27.71%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	(0.25%)